Note 12 - Lease Obligations - Schedule of Future Minimum Rental Payments for Operating Leases (Details) € in Thousands	Dec. 31, 2016 EUR (€)
FRANCE
2017	€ 321
2018	321
2019	321
2020	321
2021	321
2022	321
2023	321
2024	321
2025	152
Total	2,720
JAPAN
2017	303
2018	116
2019	21
2020	21
2021	16
2022
2023
2024
2025
Total	477
UNITED STATES
2017	47
2018	48
2019	48
2020	50
2021
2022
2023
2024
2025
Total	€ 193